Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Income Tax Expense

The components of income tax expense were:

Year Ended December 31 (Dollars in Millions)	2016	2015	2014

Federal
Current	$2,585	$1,956	$1,888
Deferred	(711)	(223)	(126)

Federal income tax	1,874	1,733	1,762

State
Current	337	346	331
Deferred	(50)	18	(6)

State income tax	287	364	325

Total income tax provision	$2,161	$2,097	$2,087

Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 35 Percent to Company's Applicable Income Tax Expense

A reconciliation of expected income tax expense at the federal statutory rate of 35 percent to the Company’s applicable income tax expense follows:

Year Ended December 31 (Dollars in Millions)	2016	2015		2014
Tax at statutory rate	$2,837	$2,810		$2,798
State income tax, at statutory rates, net of federal tax benefit	244	237		211
Tax effect of
Tax credits and benefits, net of related expenses	(710)	(700)		(701)
Tax-exempt income	(196)	(201)		(205)
Noncontrolling interests	(20)	(19)		(20)
Other items	6	(30	)(a)	4

Applicable income taxes	$2,161	$2,097		$2,087
(a)	Includes the resolution of certain tax matters with taxing authorities in the first quarter of 2015.

Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances

A reconciliation of the changes in the federal, state and foreign unrecognized tax position balances are summarized as follows

Year Ended December 31 (Dollars in Millions)	2016	2015	2014
Balance at beginning of period	$243	$267	$264
Additions (reductions) for tax positions taken in prior years	57	(17)	31
Additions for tax positions taken in the current year	12	13	4
Exam resolutions	(6)	(17)	(22)
Statute expirations	(4)	(3)	(10)

Balance at end of period	$302	$243	$267

Significant Components of the Company's Net Deferred Tax Asset (Liability)

The significant components of the Company’s net deferred tax asset (liability) follows:

At December 31 (Dollars in Millions)	2016	2015

Deferred Tax Assets
Allowance for credit losses	$1,667	$1,615
Federal, state and foreign net operating loss and credit carryforwards	971	464
Accrued expenses	806	764
Partnerships and other investment assets	521	380
Pension and postretirement benefits	394	247
Securities available-for-sale and financial instruments	220	–
Stock compensation	120	131
Other deferred tax assets, net	291	219

Gross deferred tax assets	4,990	3,820

Deferred Tax Liabilities
Leasing activities	(3,096)	(3,026)
Goodwill and other intangible assets	(962)	(859)
Mortgage servicing rights	(883)	(859)
Loans	(234)	(204)
Fixed assets	(60)	(111)
Securities available-for-sale and financial instruments	–	(47)
Other deferred tax liabilities, net	(113)	(55)

Gross deferred tax liabilities	(5,348)	(5,161)
Valuation allowance	(121)	(137)

Net Deferred Tax Asset (Liability)	$(479)	$(1,478)